UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22492

 NAME OF REGISTRANT:                     MainGate Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 6075 Poplar Ave., Suite 720
                                         Memphis, TN 38119

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Geoffrey Mavar
                                         MainGate Trust
                                         6075 Poplar Ave., Suite 720
                                         Memphis, TN 38119

 REGISTRANT'S TELEPHONE NUMBER:          (901) 537-1866

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


MainGate MLP Fund
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 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  934800473
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2018
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Pieter Bakker                                             Mgmt          For                            For
       Barbara M. Baumann                                        Mgmt          For                            For
       Mark C. McKinley                                          Mgmt          For                            For

2.     Amendment of partnership agreement to                     Mgmt          For                            For
       remove provisions that prevent general
       partner from causing Buckeye Partners, L.P.
       to issue any class or series of limited
       partnership interests having preferences or
       other special or senior rights over the LP
       Units without the prior approval of
       unitholders holding an aggregate of at
       least two-thirds of the outstanding LP
       Units.

3.     The ratification of the selection of                      Mgmt          For                            For
       Deloitte & Touche LLP as Buckeye Partners,
       L.P.'s independent registered public
       accountants for 2018.

4.     The approval, in an advisory vote, of the                 Mgmt          For                            For
       compensation of Buckeye's named executive
       officers as described in our proxy
       statement pursuant to Item 402 of
       Regulation S-K.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  934734686
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2018
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert G. Croyle                                          Mgmt          For                            For
       Stacy P. Methvin                                          Mgmt          For                            For
       Barry R. Pearl                                            Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation

3.     Ratification of Appointment of Independent                Mgmt          For                            For
       Auditor




--------------------------------------------------------------------------------------------------------------------------
 PLAINS ALL AMERICAN PIPELINE, L.P.                                                          Agenda Number:  934772319
--------------------------------------------------------------------------------------------------------------------------
        Security:  726503105
    Meeting Type:  Annual
    Meeting Date:  15-May-2018
          Ticker:  PAA
            ISIN:  US7265031051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bobby S. Shackouls                                        Mgmt          For                            For
       Christopher M. Temple                                     Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2018.

3.     The approval, on a non-binding advisory                   Mgmt          For                            For
       basis, of our named executive officer
       compensation.

4.     Non-binding advisory vote on the frequency                Mgmt          2 Years                        Against
       with which future advisory votes to approve
       our named executive officer compensation
       should be held.




--------------------------------------------------------------------------------------------------------------------------
 PLAINS GP HOLDINGS, L.P.                                                                    Agenda Number:  934772321
--------------------------------------------------------------------------------------------------------------------------
        Security:  72651A207
    Meeting Type:  Annual
    Meeting Date:  15-May-2018
          Ticker:  PAGP
            ISIN:  US72651A2078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bobby S. Shackouls                                        Mgmt          For                            For
       Christopher M. Temple                                     Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2018.

3.     The approval, on a non-binding advisory                   Mgmt          For                            For
       basis, of our named executive officer
       compensation.

4.     Non-binding advisory vote on the frequency                Mgmt          2 Years                        Against
       with which future advisory votes to approve
       our named executive officer compensation
       should be held.




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  934791496
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  16-May-2018
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ronald A. Ballschmiede                                    Mgmt          For                            For
       Sarah M. Barpoulis                                        Mgmt          For                            For
       Carlin G. Conner                                          Mgmt          For                            For
       Karl F. Kurz                                              Mgmt          For                            For
       James H. Lytal                                            Mgmt          For                            For
       William J. McAdam                                         Mgmt          For                            For
       Thomas R. McDaniel                                        Mgmt          For                            For

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of the company's
       named executive officers.

3.     Ratification of Grant Thornton LLP as                     Mgmt          For                            For
       independent registered public accounting
       firm for 2018.

4.     To approve an amendment to the company's                  Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation, as amended, to increase the
       number of authorized shares of Class A
       Common Stock.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  934775579
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  24-May-2018
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Robert B. Evans                     Mgmt          For                            For

1.2    Election of Director: Joe Bob Perkins                     Mgmt          For                            For

1.3    Election of Director: Ershel C. Redd Jr.                  Mgmt          For                            For

2.     Ratification of Selection of Independent                  Mgmt          For                            For
       Accountants

3.     Advisory Vote to Approve Executive                        Mgmt          For                            For
       Compensation




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  934785265
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  10-May-2018
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Alan S. Armstrong                   Mgmt          For                            For

1b.    Election of Director: Stephen W. Bergstrom                Mgmt          For                            For

1c.    Election of Director: Stephen I. Chazen                   Mgmt          For                            For

1d.    Election of Director: Charles I. Cogut                    Mgmt          For                            For

1e.    Election of Director: Kathleen B. Cooper                  Mgmt          For                            For

1f.    Election of Director: Michael A. Creel                    Mgmt          For                            For

1g.    Election of Director: Peter A. Ragauss                    Mgmt          For                            For

1h.    Election of Director: Scott D. Sheffield                  Mgmt          For                            For

1i.    Election of Director: Murray D. Smith                     Mgmt          For                            For

1j.    Election of Director: William H. Spence                   Mgmt          For                            For

2.     Ratification of Ernst & Young LLP as                      Mgmt          For                            For
       auditors for 2018.

3.     Approval, by nonbinding advisory vote, of                 Mgmt          For                            For
       the company's executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN GAS PARTNERS, LP                                                                    Agenda Number:  934678903
--------------------------------------------------------------------------------------------------------------------------
        Security:  958254104
    Meeting Type:  Special
    Meeting Date:  17-Oct-2017
          Ticker:  WES
            ISIN:  US9582541044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE THE WESTERN GAS PARTNERS, LP                   Mgmt          For                            For
       2017 LONG-TERM INCENTIVE PLAN (THE LTIP
       PROPOSAL)

2.     TO APPROVE THE ADJOURNMENT OF THE SPECIAL                 Mgmt          For                            For
       MEETING TO A LATER DATE OR DATES, IF
       NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES IN THE EVENT THERE ARE
       NOT SUFFICIENT VOTES AT THE TIME OF THE
       SPECIAL MEETING TO APPROVE THE LTIP
       PROPOSAL



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         MainGate Trust
By (Signature)       /s/ Matthew G. Mead
Name                 Matthew G. Mead
Title                President
Date                 08/20/2018